Schedule of Segment Reporting (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
External sales	$ 14,349,478	$ 7,466,391
Segment loss	(4,492,940)	(4,090,033)
Central administration costs	2,828,505	3,309,789
Other gains and losses	(6,216,953)	(3,473,280)
Finance costs	214,608	408,089
Income (loss) before tax	(1,319,100)	(4,334,631)
Income tax
Share of net loss of associate		(66,686)
Discontinued operations	(9,656)	(1,629,146)
Non-controlling interest in net loss	(24,764)	31,030
Net income (loss)	(1,353,520)	(5,999,433)
Assets	61,138,576		$ 67,462,847
Long-term assets	34,079,988		35,905,165
North America Area [Member]
IfrsStatementLineItems [Line Items]
Assets	58,654,084		64,943,049
Long-term assets	33,994,329		35,796,241
European union [member]
IfrsStatementLineItems [Line Items]
Assets	2,484,492		2,519,798
Long-term assets	85,659		$ 108,924
Gaming [member]
IfrsStatementLineItems [Line Items]
External sales	2,537,394	762,941
Segment loss	(2,511,025)	(2,697,438)
Central administration costs
Other gains and losses	1,006,452	(2,352)
Finance costs	17,357	59,571
Income (loss) before tax	(3,534,834)	(2,754,657)
Income tax
Share of net loss of associate
Discontinued operations	(9,656)	(950,215)
Non-controlling interest in net loss
Net income (loss)	(3,544,490)	(3,704,872)
Media [member]
IfrsStatementLineItems [Line Items]
External sales	11,812,084	6,703,450
Segment loss	(1,981,915)	(1,392,595)
Central administration costs
Other gains and losses	(1,643)	(3,693)
Finance costs	375	186,990
Income (loss) before tax	(1,980,647)	(1,575,892)
Income tax
Share of net loss of associate
Discontinued operations
Non-controlling interest in net loss
Net income (loss)	(1,980,647)	(1,575,892)
Corporate and other [member]
IfrsStatementLineItems [Line Items]
External sales
Segment loss
Central administration costs	2,828,505	3,309,789
Other gains and losses	(7,221,762)	(3,467,235)
Finance costs	196,876	161,528
Income (loss) before tax	4,196,381	(4,082)
Income tax
Share of net loss of associate		(66,686)
Discontinued operations		(678,931)
Non-controlling interest in net loss	(24,764)	31,030
Net income (loss)	$ 4,171,617	$ (718,669)